FINANCIAL INSTRUMENTS - Swap Contracts (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$) USD ($)	Dec. 31, 2019 BRL (R$)
Swap Contracts
Amount receivable		R$ 2,846
Amount payable	R$ (971)
Interest Rate Swap
Swap Contracts
Notional value | $	9.9
Interest Rate Swap | Maturity in 2020
Swap Contracts
Notional value		50,000
Amount receivable		R$ 2,846
Interest Rate Swap | Maturity in 2020 | CDI
Swap Contracts
Percentage of basis used to calculate interest rate	111.50%	111.50%
Interest Rate Swap | Maturity in 2021
Swap Contracts
Amount payable	R$ (971)